SEGMENT REPORTING	12 Months Ended
Sep. 30, 2015
SEGMENT REPORTING
17.	SEGMENT REPORTING

The Group operates and manages its business as a single segment that includes primarily the provision of online and offline education services and selling of related products.

The revenues attributable to the different service and product groups are as follows:

	Years ended September 30,
	2013	2014	2015
	US$	US$	US$
Online education services	58,573	80,545	88,657
Books and reference materials	5,129	6,392	6,873
Offline education services	4,617	7,817	10,758
Others	3,041	2,442	1,889

	71,360	97,196	108,177

Online education services accounted for 82.1%, 82.9% and 82.0% of the Group’s total net revenue for the years ended September 30, 2013, 2014 and 2015, respectively.

Geographic disclosures:

As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented. The majority of the Group’s long-lived assets are located in the PRC.